Supplement dated March 1, 2000 to Statement of Additional Information dated May 5, 1999 for Gintel Fund


         As of March 1, 2000, Firstar Bank, N.A., 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, will act as the Custodian for all cash and securities of Gintel Fund.